Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class FI | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class FI | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Class FI | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Class FI | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class FI | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class FI | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class FI | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class FI | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class FI | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class FI | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class FI | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class FI | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class IS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class IS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class IS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class IS | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class IS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%